Document And Entity Information	Oct. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	Cohu, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-04298
Entity, Tax Identification Number	95-1934119
Entity, Address, Address Line One	17087 Via Del Campo
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	848-8100
Title of 12(b) Security	Common Stock
Trading Symbol	COHU
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000021535